ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Deferred income	$ 114,000	$ 141,000	$ 4,445,000
Description of useful life	expenditure is capitalised at cost within intangible assets and amortised over its expected useful life of 15 years
Carrying amounts	$ 35,269,000	35,981,000
Inventories net of provisions	$ 16,274,000	$ 12,063,000	$ 9,781,000
Percentage of gross inventory	42.00%	29.30%	24.50%
Repayments of bonds, notes and debentures	$ 86,730,000	$ 0	$ 0
Impairment loss additions	5,839,000	6,944,000	17,779,000
Amortisation expense	923,000	917,000	1,403,000
Total impairment loss	1,200,000
Provision for inventory	3,500,000
Inventory written down	300,000
Raw materials and work in progress of inventory written down	900,000
Allowance for impairment of receivables	2,691,000	2,986,000	3,922,000
Net current assets	29,300,000
Proceeds from sale of business	30,000,000
Reduction of gross debt	10,000,000
Capitalised development expenditure [member]
Disclosure of changes in accounting estimates [line items]
Carrying amounts	17,008,000	17,679,000
Impairment loss charge	4,623,000
Impairment loss additions	4,475,000
Amortisation expense	479,000
2% of gross inventory [Member]
Disclosure of changes in accounting estimates [line items]
Change in allowance	$ 800,000	$ 800,000	$ 800,000